FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 12-31-2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 02-02-2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9182 106395.000SH      SOLE                95500.000         10895.000
AT&T                           COM              00206R102     8298 282425.000SH      SOLE               253687.000         28738.000
Abbott Laboratories            COM              002824100     6191 129216.000SH      SOLE               117881.000         11335.000
Advance Auto Parts             COM              00751Y106     6775 102415.000SH      SOLE                92565.000          9850.000
Aecom Technology Corp.         COM              00766T100     6125 219000.000SH      SOLE               197925.000         21075.000
Anadarko Petroleum Corp        COM              032511107     9880 129729.000SH      SOLE               120499.000          9230.000
Apache Corp.                   COM              037411105     3734 31320.000SH       SOLE                27920.000          3400.000
Bank of America Corp           COM              060505104     3443 258110.000SH      SOLE               244435.000         13675.000
Bard, C.R.                     COM              067383109      271 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     5934 111580.000SH      SOLE                99775.000         11805.000
Becton Dickinson & Co.         COM              075887109     6884 81450.000SH       SOLE                75985.000          5465.000
Bemis Co                       COM              081437105     6130 187690.000SH      SOLE               170565.000         17125.000
Berkshire Hathaway Cl B        COM              084670207      471 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corporat COM              14040H105     6920 162605.000SH      SOLE               148620.000         13985.000
Cartier Resources Inc.         COM              146772108        4 10000.000SH       SOLE                                  10000.000
Chevron Corporation            COM              166764100     7953 87160.082SH       SOLE                80450.082          6710.000
Cisco Systems Inc              COM              17275R102     7161 353985.000SH      SOLE               322585.000         31400.000
Coca-Cola Company              COM              191216100     4450 67655.000SH       SOLE                52540.000         15115.000
Colgate Palmolive              COM              194162103      396 4925.000 SH       SOLE                 3725.000          1200.000
Comerica Inc                   COM              200340107      215 5100.000 SH       SOLE                 5100.000
Conagra Foods Inc.             COM              205887102     6420 284325.000SH      SOLE               258295.000         26030.000
Dejour Enterprise Ltd.         COM              244866208       10 30000.000SH       SOLE                                  30000.000
Dow Chemical                   COM              260543103    10093 295645.000SH      SOLE               267615.000         28030.000
Doxa Energy Ltd.               COM              261223101       15 20000.000SH       SOLE                                  20000.000
Duncan Energy Partners LP      COM              265026104      237 7400.000 SH       SOLE                                   7400.000
ECU Silver Mining Inc.         COM              26830P105       13 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     5892 257300.000SH      SOLE               221205.000         36095.000
Encanto Potash Corp            COM              29251N104       13 30000.000SH       SOLE                                  30000.000
Exxon Mobil Corporation        COM              30231G102     1805 24682.000SH       SOLE                13370.000         11312.000
FedEx Corporation              COM              31428X106     9322 100225.000SH      SOLE                90765.000          9460.000
General Electric               COM              369604103     7343 401493.588SH      SOLE               347768.588         53725.000
General Mills                  COM              370334104     7622 214175.000SH      SOLE               193495.000         20680.000
Goldcorp, Inc.                 COM              380956409      993 21600.000SH       SOLE                                  21600.000
Golden Phoenix Minerals, Inc.  COM              381149103       11 50000.000SH       SOLE                                  50000.000
Golden Predator Royalty & Deve COM              38116K106       15 20000.000SH       SOLE                                  20000.000
Grainger W.W.                  COM              384802104      635 4600.000 SH       SOLE                  600.000          4000.000
Great Basin Gold Ltd.          COM              390124105       74 25000.000SH       SOLE                                  25000.000
Hathor Exploration Limited     COM              419018106       31 10000.000SH       SOLE                                  10000.000
Hecla Mining Co.               COM              422704106      281 25000.000SH       SOLE                                  25000.000
Hewlett Packard Company        COM              428236103     9527 226303.527SH      SOLE               204589.527         21714.000
Honeywell International, Inc.  COM              438516106      276 5200.000 SH       SOLE                 5200.000
IBM                            COM              459200101     5938 40460.743SH       SOLE                34875.743          5585.000
JPMorgan Chase & Co.           COM              46625H100     9826 231646.000SH      SOLE               208806.000         22840.000
Kaminak Gold Corp.             COM              48356P202       30 10000.000SH       SOLE                                  10000.000
Keycorp New                    COM              493267108     6248 706015.000SH      SOLE               639425.000         66590.000
Kodiak Oil & Gas Corporation   COM              50015Q100       66 10000.000SH       SOLE                                  10000.000
Kohl's Corp.                   COM              500255104     8405 154680.000SH      SOLE               141035.000         13645.000
Majescor Resources Inc         COM              760960203       13 50000.000SH       SOLE                                  50000.000
Marsh & McLennan               COM              571748102     6938 253775.000SH      SOLE               231540.000         22235.000
McDonalds Corp                 COM              580135101      798 10395.000SH       SOLE                 6195.000          4200.000
Medtronic Inc                  COM              585055106     5640 152050.000SH      SOLE               139185.000         12865.000
Merck & Company                COM              58933Y105      286 7935.000 SH       SOLE                 1135.000          6800.000
Morgan Stanley                 COM              617446448     6674 245280.000SH      SOLE               223270.000         22010.000
Mylan Labs                     COM              628530107     6064 286970.000SH      SOLE               259885.000         27085.000
Newmont Mining Corp.           COM              651639106     3577 58237.000SH       SOLE                47262.000         10975.000
Oilsands Quest Inc.            COM              678046103        4 10000.000SH       SOLE                                  10000.000
Oracle Corp.                   COM              68389X105    13818 441465.000SH      SOLE               400430.000         41035.000
Parker Hannifin Corp.          COM              701094104     9996 115826.000SH      SOLE               105082.000         10744.000
PepsiCo                        COM              713448108      232 3551.886 SH       SOLE                 3151.886           400.000
Pfizer                         COM              717081103      436 24915.000SH       SOLE                 2975.000         21940.000
Prophecy Resource Corp         COM              74345B104       82 80000.000SH       SOLE                                  80000.000
Royal Dutch Shell PLC - Class  COM              780259206      708 10605.000SH       SOLE                 2205.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107    10100 151495.993SH      SOLE               134836.993         16659.000
Royal Gold, Inc.               COM              780287108      219 4000.000 SH       SOLE                                   4000.000
S&P 500 Depository Receipt Ser COM              78462F103      248 1975.000 SH       SOLE                 1975.000
Satcon Technology Corp         COM              803893106       45 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      257 20000.000SH       SOLE                                  20000.000
Staples, Inc.                  COM              855030102     7040 309185.000SH      SOLE               280890.000         28295.000
Stryker Corp                   COM              863667101     3774 70276.000SH       SOLE                61401.000          8875.000
Symantec Corp                  COM              871503108     3896 232760.000SH      SOLE               201450.000         31310.000
Taku Gold Corp.                COM              874072101        6 15000.000SH       SOLE                                  15000.000
Taseko Mines Ltd.              COM              876511106       79 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6755 250465.000SH      SOLE               226525.000         23940.000
US Silver Corp                 COM              90343P101       41 60000.000SH       SOLE                                  60000.000
United States Natural Gas Fund COM              912318102      108 18000.000SH       SOLE                                  18000.000
Verizon Communications         COM              92343V104     9103 254420.000SH      SOLE               228266.000         26154.000
W.R. Berkley Corporation       COM              084423102     4145 151400.000SH      SOLE               143350.000          8050.000
WalMart Stores                 COM              931142103     8353 154892.000SH      SOLE               140012.000         14880.000
Williams Cos. Inc.             COM              969457100    10665 431420.000SH      SOLE               392075.000         39345.000
iShares Silver Trust           COM              46428Q109      302 10000.000SH       SOLE                                  10000.000



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $311,966